Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Measurements
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$276,052,152	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$13,340,000	$—	$—
Derivative warrant liabilities - Private Placement Warrants	$—	$—	$7,419,730
Convertible note – related party	$—	$—	$1,064,140

Schedule of quantitative information regarding and derivative warrant liabilities measured Level 3 fair value measurements inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of September 30, 2021
Option term (in years)	5.09
Stock price	$9.90
Volatility	21.1%
Risk-free interest rate	0.99%
Expected dividends	—%

The following table provides quantitative information regarding Level 3 fair value measurements inputs used by the estimated fair value of warrants that may be issued upon conversion of the Convertible Note at their measurement dates:

		As of April 15, 2021
	As of September 30, 2021	(Draw Down Date)
Option term (in years)	0.21	0.55
Stock price	$1.48	$1.38
Volatility	72.0%	67.5%
Risk-free interest rate	0.05%	0.04%
Expected dividends	—%	—%

Schedule of change in the fair value of the derivative warrant liabilities and fair value of the convertible note - related party measured with Level 3

The change in the fair value of the derivative warrant liabilities measured using Level 3 inputs for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	22,148,000
Transfer of Public Warrants to Level 1 measurement	(14,628,000)
Change in fair value of derivative warrant liabilities	(451,200)
Derivative warrant liabilities at March 31, 2021	7,068,800
Change in fair value of derivative warrant liabilities	2,576,360
Derivative warrant liabilities at June 30, 2021	9,645,160
Change in fair value of derivative warrant liabilities	(2,225,430)
Derivative warrant liabilities at September 30, 2021	$7,419,730

The change in the fair value of the convertible note – related party measured with Level 3 inputs for the three and the nine months ended September 30, 2021 is summarized as follows:

Fair Value at January 1, 2021	$—
Initial fair value of convertible note - related party - second quarter	500,000
Change in fair value of convertible note - related party	131,260
Fair Value of convertible note - related party, June 30, 2021	631,260
Initial fair value of convertible note - related party - third quarter	444,694
Change in fair value of convertible note - related party	(11,814)
Fair Value of convertible note - related party, September 30, 2021	$1,064,140